Underwriting Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disaggregation of Revenue
Number of program administrators | item					2
Number of products					$ 4
Amount	$ 66,242,000	$ 39,994,000	$ 178,619,000	$ 111,348,000	$ 154,891,000	$ 120,234,000	$ 82,287,000
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sales Revenue | Product Concentration Risk
Disaggregation of Revenue
Amount					$ 104,900,000	$ 85,800,000	$ 62,900,000
% of GWP					67.70%	71.30%	76.50%